Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Trade and other receivables (Note 17)	₱ 5,156	₱ 3,737	₱ 6,446
Inventories and supplies (Note 18)	414	847	934
Property and equipment (Note 9)	309	148
Contract assets	227	253	266
Prepayments	1
Total asset impairment	₱ 6,107	₱ 4,985	₱ 7,646